Leases	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
LEASES	LEASES
18.1     Accounting policies
Lease liabilities are recognized, measured, presented and disclosed in accordance with IFRS – 16 Leases. The accounting policies adopted by the Company for leases are presented in note 15 to these financial statements.
18.2    Movement of lease liabilities

Description	Average remaining term	Weighted average rate	December 31, 2021	Additions	Contractual modifications	Payments	Interest incurred	Write-offs	Foreign currency exchange	December 31, 2022

Lease without purchase option:
Aircraft and engines	7.6	21.3%	13,724,647	1,507,577	55,342	(3,220,152)	2,400,049	(1,123)	(880,530)	13,585,810
Others	4.9	9.8%	71,869	193,360	11,452	(38,031)	15,798	(67,416)	(1,505)	185,527
Lease with purchase option:
Aircraft and engines	5.8	18.5%	1,094,059	113,231	(113,993)	(345,503)	117,281	—	(53,579)	811,496
Total			14,890,575	1,814,168	(47,199)	(3,603,686)	2,533,128	(68,539)	(935,614)	14,582,833

Current			3,497,665							4,025,948
Non-current			11,392,910							10,556,885

Description	Average remaining term	Weighted average rate	December 31, 2020	Additions	Contractual modifications	Payments	Interest incurred	Write-offs	Transfers(a)	Foreign currency exchange	December 31, 2021

Lease without purchase option:
Aircraft and engines	7.9	21.1%	11,663,143	868,705	119,196	(1,906,735)	2,352,332	(16,153)	(205,978)	850,137	13,724,647
Other	5.0	8.5%	57,278	70,174	—	(18,097)	4,965	(42,433)	—	(18)	71,869
Lease with purchase option:
Aircraft and engines	5.7	8.4%	800,391	170,621	125,083	(140,470)	76,343	—	—	62,091	1,094,059
Total			12,520,812	1,109,500	244,279	(2,065,302)	2,433,640	(58,586)	(205,978)	912,210	14,890,575

Current			2,272,349								3,497,665
Non-current			10,248,463								11,392,910

(a)    Transfers made to the line item “Other non-current liabilities” related to past-due lease liabilities with a lessor that entered court-supervised reorganization.
18.3    Schedule of amortization of leases

	December 31,
Description	2022	2021

2022	—	3,802,070
2023	4,387,911	4,056,001
2024	4,162,958	4,015,746
2025	3,579,587	3,397,128
2026	3,237,509	3,072,413
2027	2,909,201	2,782,538
After 2027	8,512,031	7,298,458
Minimum lease payments	26,789,197	28,424,354

Financial charges	(12,206,364)	(13,533,779)

Present value of minimum lease payments	14,582,833	14,890,575
18.4    Covenants
As of December 31, 2022, the Company has lease liabilities subject to covenants related to the indebtedness level and the debt service coverage ratio.

Covenant related to:	Indicators for the measurement	Frequency of measurement

Aircraft financing	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2; and (ii) Financial leverage less than or equal to 5.5.	Annual
These conditions will be verified only December 31,2023, therefore, the related debt is still classified in these financial statements according to the contractual flow originally established.